CONTINGENT CONSIDERATION LIABILITY (Details Narrative) $ in Thousands	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Platform Operator, Crypto Asset [Line Items]
Contingent consideration liability	$ 1,061	$ 1,326	$ 1,260
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Platform Operator, Crypto Asset [Line Items]
Discount rate	4.52
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Platform Operator, Crypto Asset [Line Items]
Discount rate	5.33
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Weighted Average [Member]
Platform Operator, Crypto Asset [Line Items]
Discount rate	4.52